UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22264

                                                 The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                                     Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                         Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at July 31, 2013

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 87.51%
Beverages — 1.61%
Coca-Cola HBC AG (Switzerland)	189,606	$4,914,807

Capital Markets — 1.97%
INTL FCStone, Inc. (United States)*	85,513	1,582,846
TD Ameritrade Holding Corp. (United States)	165,000	4,459,950

		6,042,796

Chemicals — 1.32%
Innophos Holdings, Inc. (United States)	81,164	4,045,214

Commercial Banks — 4.92%
Banco Latinoamericano de Comercio Exterior SA (Panama)	226,265	5,699,615
Credicorp Ltd. (Bermuda)	42,000	4,989,180
Monarch Financial Holdings, Inc. (United States)	145,000	1,586,300
Siam Commercial Bank PCL (Thailand)(a)	550,000	2,785,439

		15,060,534

Commercial Services & Supplies — 4.96%
De La Rue PLC (United Kingdom)	275,900	4,146,809
Depa Ltd. (United Arab Emirates)*	5,815,390	2,384,310
KAR Auction Services, Inc. (United States)	117,708	2,994,491
Multiplus SA (Brazil)	416,600	5,659,120

		15,184,730

Communications Equipment — 2.88%
Cisco Systems, Inc. (United States)	105,000	2,682,750
Infinera Corp. (United States)*	561,100	6,121,601

		8,804,351

Computers & Peripherals — 1.63%
Apple, Inc. (United States)	11,000	4,977,500

Consumer Finance — 2.27%
Compartamos SAB de CV (Mexico)	3,850,000	6,962,870

Diversified Telecommunication Services — 0.85%
Level 3 Communications, Inc. (United States)*	117,500	2,590,875

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Electric Utilities — 1.12%
Brookfield Infrastructure Partners LP (Bermuda)	92,127	$3,434,495

Electronic Equipment, Instruments & Components — 1.03%
CrucialTec Co., Ltd. (South Korea)*	252,000	3,162,665

Energy Equipment & Services — 1.85%
CGG (France)(b)	89,000	2,225,000
Geospace Technologies Corp. (United States)*	46,400	3,452,624

		5,677,624

Food & Staples Retailing — 1.53%
Costco Wholesale Corp. (United States)	29,558	3,466,858
Olam International Ltd. (Singapore)	910,139	1,213,966

		4,680,824

Food Products — 3.54%
BRF - Brasil Foods SA (Brazil)(b)	108,704	2,329,527
Nestle SA (Switzerland)	53,694	3,634,152
PT Nippon Indosari Corpindo Tbk (Indonesia)	6,906,960	4,872,136

		10,835,815

Health Care Equipment & Supplies — 5.04%
Covidien PLC (Ireland)	56,000	3,451,280
Natus Medical, Inc. (United States)*	268,900	3,439,231
Nihon Kohden Corp. (Japan)	133,481	5,608,412
Zimmer Holdings, Inc. (United States)	35,000	2,921,800

		15,420,723

Health Care Providers & Services — 2.62%
WellPoint, Inc. (United States)	93,697	8,016,715

Hotels, Restaurants & Leisure — 5.32%
Ajisen China Holdings Ltd. (Hong Kong)	3,550,000	3,108,605
Chipotle Mexican Grill, Inc. (United States)*	14,400	5,936,688
Penn National Gaming, Inc. (United States)*	52,083	2,603,629
Wynn Macau Ltd. (Macau)	500,000	1,416,473
Yum! Brands, Inc. (United States)	44,132	3,218,105

		16,283,500

Insurance — 8.64%
Berkshire Hathaway, Inc. (United States)*	45	7,825,500
HCC Insurance Holdings, Inc. (United States)	140,200	6,243,106

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Insurance (continued)
Loews Corp. (United States)	141,690	$6,453,980
Markel Corp. (United States)*	11,200	5,936,000

		26,458,586

Internet & Catalog Retail — 2.01%
CJ O Shopping Co., Ltd. (South Korea)	18,949	6,168,902

Internet Software & Services — 4.83%
Baidu, Inc. (China)*(b)	61,500	8,137,065
Google, Inc. (United States)*	7,500	6,657,000

		14,794,065

IT Services — 1.36%
Paychex, Inc. (United States)	105,702	4,168,887

Leisure Equipment & Products — 2.15%
Shimano, Inc. (Japan)	73,000	6,580,703

Media — 0.69%
DreamWorks Animation SKG, Inc. (United States)*	85,000	2,104,600

Multiline Retail — 0.79%
Dollar Tree, Inc. (United States)*	45,000	2,414,250

Oil, Gas & Consumable Fuels — 4.83%
Denbury Resources, Inc. (United States)*	262,200	4,588,500
Lukoil OAO (Russia)(b)	62,350	3,707,331
Occidental Petroleum Corp. (United States)	49,145	4,376,362
Total Gabon SA (Gabon)	3,670	2,123,634

		14,795,827

Pharmaceuticals — 1.43%
Dr. Reddy’s Laboratories Ltd. (India)(b)	110,177	4,106,297
Mallinckrodt PLC (Ireland)*	6,125	281,076

		4,387,373

Real Estate Investment Trusts — 2.63%
American Tower Corp. (United States)	40,500	2,866,995
Annaly Capital Management, Inc. (United States)	206,989	2,467,309
Lippo Malls Indonesia Retail Trust (Singapore)	7,000,000	2,724,759

		8,059,063

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Real Estate Management & Development — 4.43%
Brookfield Asset Management, Inc. (Canada)	156,374	$5,781,147
Cheung Kong Holdings Ltd. (Hong Kong)	235,337	3,303,252
Henderson Land Development Co., Ltd. (Hong Kong)	721,767	4,495,267

		13,579,666

Semiconductors & Semiconductor Equipment — 1.55%
FormFactor, Inc. (United States)*	128,479	934,042
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	225,000	3,820,500

		4,754,542

Software — 1.08%
DuzonBizon Co., Ltd. (South Korea)	328,180	3,297,218

Textiles, Apparel & Luxury Goods — 5.18%
Swatch Group SA (Switzerland)	6,000	3,565,513
Tod’s S.p.A. (Italy)	42,000	6,842,363
Under Armour, Inc. (United States)*	81,410	5,465,053

		15,872,929

Wireless Telecommunication Services — 1.45%
SBA Communications Corp. (United States)*	60,000	4,445,400

Total Equity Securities (Cost $ 202,158,265)		267,978,049

Participatory Notes — 3.65%
Commercial Banks — 1.78%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	268,000	5,466,543

Food Products — 1.87%
Almarai Co. (Saudi Arabia)(c)	257,173	5,725,700

Total Participatory Notes (Cost $ 9,675,985)		11,192,243

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Other Investments — 8.36%
Temporary Cash Investment — 8.36%
BNY Mellon Cash Reserve	25,588,742	$25,588,742

Total Other Investments (Cost $25,588,742)		25,588,742

Total Investment Portfolio (Cost 237,422,992) — 99.52%		304,759,034
Liabilities in Excess of Other Assets — 0.48%		1,468,357

NET ASSETS — 100.00%
(Applicable to 16,947,930 shares outstanding)		$306,227,391

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $11,192,243 and represents 3.65% of net assets as of July 31, 2013.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2013. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Baidu, Inc.	2.66%
WellPoint, Inc.	2.62
Berkshire Hathaway, Inc.	2.56
Compartamos SAB de CV	2.27
Tod’s S.p.A.	2.23
Google, Inc.	2.17
Shimano, Inc.	2.15
Loews Corp.	2.11
HCC Insurance Holdings, Inc.	2.04
CJ O Shopping Co., Ltd.	2.01
Infinera Corp.	2.00

24.82%

* As of the date of the report, the fund had a holding of 8.36% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	26.66%
Consumer Discretionary	16.14
Information Technology	14.35
Health Care	9.09
Consumer Staples	8.54
Energy	6.68
Industrials	4.96
Telecommunication Services	2.30
Materials	1.32
Utilities	1.12

91.16%

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets

United States*	42.79%
South Korea	4.13
Japan	3.98
Switzerland	3.96
Saudi Arabia	3.66
Hong Kong	3.56
Bermuda	2.75
China	2.66
Brazil	2.61
Mexico	2.27
Italy	2.23

74.60%

*	As of the date of the report, the fund had a holding of 8.36% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at July 31, 2013

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 92.56%
Air Freight & Logistics — 1.98%
XPO Logistics, Inc. (United States)*	100,000	$2,446,000

Auto Components — 1.66%
Drew Industries, Inc. (United States)	50,311	2,054,198

Automobiles — 2.62%
Thor Industries, Inc. (United States)	59,988	3,242,351

Beverages — 0.83%
Crimson Wine Group Ltd. (United States)*	114,687	1,032,183

Building Products — 2.22%
American Woodmark Corp. (United States)*	79,200	2,747,448

Capital Markets — 4.65%
Diamond Hill Investment Group, Inc. (United States)	29,023	3,004,751
INTL FCStone, Inc. (United States)*	64,300	1,190,193
TD Ameritrade Holding Corp. (United States)	58,000	1,567,740

		5,762,684

Commercial Banks — 4.68%
Access National Corp. (United States)	55,529	845,707
Carter Bank & Trust (United States)	115,928	1,321,579
Monarch Financial Holdings, Inc. (United States)	200,853	2,197,332
Suffolk Bancorp. (United States)*	78,646	1,427,425

		5,792,043

Commercial Services & Supplies — 1.75%
KAR Auction Services, Inc. (United States)	85,000	2,162,400

Communications Equipment — 1.85%
Infinera Corp. (United States)*	209,500	2,285,645

Computers & Peripherals — 1.85%
Apple, Inc. (United States)	5,050	2,285,125

Diversified Telecommunication Services — 0.93%
Level 3 Communications, Inc. (United States)*	52,418	1,155,817

Energy Equipment & Services — 5.33%
CARBO Ceramics, Inc. (United States)	31,200	2,741,232
Geospace Technologies Corp. (United States)*	43,500	3,236,835

See Notes to Schedules of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Energy Equipment & Services (continued)
Nuverra Environmental Solutions, Inc. (United States)*	211,000	$622,450

		6,600,517

Food & Staples Retailing — 1.89%
Costco Wholesale Corp. (United States)	20,000	2,345,800

Health Care Equipment & Supplies — 3.66%
Natus Medical, Inc. (United States)*	167,700	2,144,883
Varian Medical Systems, Inc. (United States)*	33,000	2,392,500

		4,537,383

Health Care Providers & Services — 2.35%
Quest Diagnostics, Inc. (United States)	24,000	1,399,440
WellPoint, Inc. (United States)	17,700	1,514,412

		2,913,852

Hotels, Restaurants & Leisure — 8.76%
Chipotle Mexican Grill, Inc. (United States)*	4,800	1,978,896
Penn National Gaming, Inc. (United States)*	41,117	2,055,439
Red Robin Gourmet Burgers, Inc. (United States)*	35,000	1,990,800
Texas Roadhouse, Inc. (United States)	99,000	2,419,560
Wynn Resorts Ltd. (United States)	18,000	2,396,340

		10,841,035

Household Durables — 1.71%
TRI Pointe Homes, Inc. (United States)*	140,000	2,112,600

Insurance — 8.97%
Berkshire Hathaway, Inc. (United States)*	22	3,825,800
HCC Insurance Holdings, Inc. (United States)	35,000	1,558,550
Loews Corp. (United States)	43,500	1,981,425
Markel Corp. (United States)*	7,050	3,736,500

		11,102,275

Internet & Catalog Retail — 1.15%
Liberty Interactive Corp. (United States)*	58,150	1,422,349

IT Services — 1.47%
Paychex, Inc. (United States)	46,000	1,814,240

Machinery — 6.03%
Actuant Corp. (United States)	56,500	1,995,015
Flow International Corp. (United States)*	473,400	1,827,324
Trimas Corp. (United States)*	98,300	3,640,049

		7,462,388

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Media — 1.79%
DreamWorks Animation SKG, Inc. (United States)*	89,600	$2,218,496

Metals & Mining — 1.61%
Horsehead Holding Corp. (United States)*	163,200	1,999,200

Oil, Gas & Consumable Fuels — 2.44%
Cloud Peak Energy, Inc. (United States)*	30,000	480,900
Denbury Resources, Inc. (United States)*	145,300	2,542,750

		3,023,650

Paper & Forest Products — 3.87%
KapStone Paper and Packaging Corp. (United States)	47,200	2,079,160
Schweitzer-Mauduit International, Inc. (United States)	50,000	2,707,000

		4,786,160

Real Estate Investment Trusts — 6.70%
American Tower Corp. (United States)	30,700	2,173,253
Annaly Capital Management, Inc. (United States)	194,000	2,312,480
Capstead Mortgage Corp. (United States)	100,000	1,182,000
Retail Opportunity Investments Corp. (United States)	151,560	2,076,372
Sunstone Hotel Investors, Inc. (United States)*	43,000	556,420

		8,300,525

Software — 0.34%
Ansys, Inc. (United States)*	5,300	423,152

Specialty Retail — 4.88%
Autozone, Inc. (United States)*	4,300	1,928,894
Tractor Supply Co. (United States)	22,400	2,713,312
Williams-Sonoma, Inc. (United States)	23,800	1,400,868

		6,043,074

Textiles, Apparel & Luxury Goods — 1.76%
Under Armour, Inc. (United States)*	32,500	2,181,725

Thrifts & Mortgage Finance — 0.60%
New Hampshire Thrift Bancshares, Inc. (United States)	53,450	746,697

Wireless Telecommunication Services — 2.23%
SBA Communications Corp. (United States)*	37,250	2,759,852

Total Equity Securities (Cost $ 89,502,817)		114,600,864

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

Issues	Par	Value (Note 1)

Corporate Bond — 0.87%
Metals & Mining — 0.87%
Horsehead Holding Corp.
10.50%, 06/01/17 (United States)(a)	$1,000,000	$1,070,000

Total Corporate Bond (Cost $ 1,045,000)		1,070,000

	Shares

Other Investments — 6.65%
Temporary Cash Investment — 6.65%
BNY Mellon Cash Reserve	8,233,685	8,233,685

Total Other Investments (Cost $ 8,233,685)		8,233,685

Total Investment Portfolio (Cost $98,781,502) — 100.08%		123,904,549
Liabilities in Excess of Other Assets — (0.08)%		(95,042)

NET ASSETS — 100.00%
(Applicable to 7,826,555 shares outstanding)		$123,809,507

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,070,000 and represents 0.87% of net assets as of July 31, 2013.

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

The following tables show the top 11 holdings and sectors in which the Fund was invested at July 31, 2013. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Berkshire Hathaway, Inc.	3.09%
Markel Corp.	3.02
Trimas Corp.	2.94
Thor Industries, Inc.	2.62
Geospace Technologies Corp.	2.61
Diamond Hill Investment Group, Inc.	2.43
SBA Communications Corp.	2.23
American Woodmark Corp.	2.22
CARBO Ceramics, Inc.	2.21
Tractor Supply Co.	2.19
Schweitzer-Mauduit International, Inc.	2.19

27.75%

*	As of the date of the report, the fund had a holding of 6.65% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	25.61%
Consumer Discretionary	24.32
Industrials	11.97
Energy	7.77
Health Care	6.02
Information Technology	5.50
Materials	5.48
Telecommunication Services	3.16
Consumer Staples	2.73

92.56%

See Notes to Schedules of Investments.

12	Motley Fool Great America Fund

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at July 31, 2013

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 87.11%
Beverages — 4.15%
Coca-Cola HBC AG (Switzerland)	21,802	$565,133
Corp Lindley SA (Peru)	242,214	251,223
Guinness Nigeria PLC (Nigeria)	305,000	465,310

		1,281,666

Capital Markets — 2.96%
City of London Investment Group PLC (United Kingdom)	89,028	325,756
Tarpon Investimentos SA (Brazil)	90,000	587,810

		913,566

Commercial Banks — 8.24%
Banco Latinoamericano de Comercio Exterior SA (Panama)	35,600	896,764
Credicorp Ltd. (Bermuda)	6,000	712,740
Gronlandsbanken AB (Denmark)	2,353	238,956
HDFC Bank Ltd. (India)(a)	11,050	363,545
Siam Commercial Bank PCL (Thailand)(b)	65,000	329,188

		2,541,193

Commercial Services & Supplies — 4.70%
De La Rue PLC (United Kingdom)	27,111	407,481
Depa Ltd. (United Arab Emirates)*	691,600	283,556
Multiplus SA (Brazil)	55,800	757,991

		1,449,028

Consumer Finance — 3.58%
Compartamos SAB de CV (Mexico)	610,853	1,104,751

Containers & Packaging — 1.34%
Crown Seal PCL (Thailand)(b)	219,900	414,699

Electronic Equipment, Instruments & Components — 1.41%
CrucialTec Co., Ltd. (South Korea)*	34,750	436,121

Energy Equipment & Services — 1.91%
CGG (France)(a)	23,500	587,500

Food & Staples Retailing — 0.83%
Olam International Ltd. (Singapore)	191,000	254,761

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Food Products — 6.09%
Flour Mills of Nigeria PLC (Nigeria)	440,000	$236,302
Industrias Bachoco SAB de CV (Mexico)(a)	12,000	482,040
Nestle SA (Switzerland)	4,385	296,788
PT Nippon Indosari Corpindo Tbk (Indonesia)	1,224,540	863,784

		1,878,914

Health Care Equipment & Supplies — 2.85%
Covidien PLC (Ireland)	11,128	685,819
Nihon Kohden Corp. (Japan)	4,597	193,150

		878,969

Health Care Provider & Services — 1.56%
Odontoprev SA (Brazil)	117,000	482,083

Hotels, Restaurants & Leisure — 3.16%
Ajisen China Holdings Ltd. (Hong Kong)	790,000	691,774
Wynn Macau Ltd. (Macau)	100,000	283,295

		975,069

Internet & Catalog Retail — 2.11%
CJ O Shopping Co., Ltd. (South Korea)	2,002	651,757

Internet Software & Services — 4.15%
Baidu, Inc. (China)*(a)	9,686	1,281,555

Leisure Equipment & Products — 2.50%
Shimano, Inc. (Japan)	8,550	770,753

Media — 1.92%
BrainJuicer Group PLC (United Kingdom)	151,336	591,853

Metals & Mining — 0.82%
Sterlite Industries India Ltd. (India)(a)	50,080	251,902

Oil, Gas & Consumable Fuels — 4.16%
Lukoil OAO (Russia)(a)	4,687	278,689
Statoil ASA (Norway)(a)	26,000	561,340
Total Gabon SA (Gabon)	768	444,401

		1,284,430

Pharmaceuticals — 3.54%
Dr. Reddy’s Laboratories Ltd. (India)(a)	14,779	550,813
Roche Holding AG (Switzerland)	230	56,600

See Notes to Schedules of Investments.

14	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. (Israel)(a)	12,201	$484,380

		1,091,793

Real Estate Investment Trusts — 1.86%
Lippo Malls Indonesia Retail Trust (Singapore)	1,475,000	574,146

Real Estate Management & Development — 4.90%
Brookfield Asset Management, Inc. (Canada)	18,100	669,157
Cheung Kong Holdings Ltd. (Hong Kong)	27,188	381,618
Henderson Land Development Co., Ltd. (Hong Kong)	74,235	462,346

		1,513,121

Semiconductors & Semiconductor Equipment — 1.24%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	22,500	382,050

Software — 1.38%
DuzonBizon Co., Ltd. (South Korea)	42,400	425,992

Specialty Retail — 4.78%
Asahi Co., Ltd. (Japan)	38,000	608,208
Fast Retailing Co., Ltd. (Japan)	500	170,767
Halfords Group PLC (United Kingdom)	124,475	695,892

		1,474,867

Textiles, Apparel & Luxury Goods — 7.66%
Adidas AG (Germany)	5,015	558,998
Swatch Group SA (Switzerland)	1,200	713,103
Tod’s S.p.A. (Italy)	6,700	1,091,520

		2,363,621

Tobacco — 1.81%
Philip Morris CR AS (Czech Republic)	977	559,682

Transportation Infrastructure — 1.36%
International Container Terminal Services, Inc. (Philippines)	50,000	105,516
SATS Ltd. (Singapore)	120,000	313,080

		418,596

Wireless Telecommunication Services — 0.14%
Tower Bersama Infrastructure Tbk PT (Indonesia)*	80,000	44,344

Total Equity Securities (Cost $ 23,685,774)		26,878,782

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

Issues	Shares	Value (Note 1)

Participatory Notes — 8.08%
Commercial Banks — 2.65%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	40,000	$815,902

Food Products — 4.50%
Almarai Co. (Saudi Arabia)(c)	62,391	1,389,073

Metals & Mining — 0.93%
Aluminum Bahrain BSC (Bahrain)(c)	196,998	287,390

Total Participatory Notes (Cost $ 2,148,992)		2,492,365

Other Investments — 3.86%
Temporary Cash Investment — 3.86%
BNY Mellon Cash Reserve	1,192,867	1,192,867

Total Other Investments (Cost $ 1,192,867)		1,192,867

Total Investment Portfolio (Cost $ 27,027,633) — 99.05%		30,564,014
Other Assets in Excess of Liabilities — 0.95%		292,313

NET ASSETS — 100.00%
(Applicable to 2,564,901 shares outstanding)		$30,856,327

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)	NVDR — Non-Voting Depository Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,492,365 and represents 8.08% of net assets as of July 31, 2013.

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2013. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Almarai Co.	4.50%
Baidu, Inc.	4.15
Compartamos SAB de CV	3.58
Tod’s S.p.A.	3.54
Banco Latinoamericano de Comercio Exterior SA	2.91
PT Nippon Indosari Corpindo Tbk	2.80
Al Rajhi Banking & Investment Co.	2.64
Shimano, Inc.	2.50
Multiplus SA	2.46
Swatch Group AG	2.31
Credicorp Ltd.	2.31

33.70%

* As of the date of the report, the fund had a holding of 3.86% in the BNY Mellon Cash Reserve.
Sector Allocation	% of Net Assets

Financials	24.18%
Consumer Discretionary	22.13
Consumer Staples	17.38
Information Technology	8.19
Health Care	7.95
Energy	6.07
Industrials	6.05
Materials	3.09
Telecommunication Services	0.15

95.19%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Top Eleven Countries	% of Net Assets

Saudi Arabia	7.15%
United Kingdom	6.55
Brazil	5.92
Japan	5.65
Switzerland	5.29
Mexico	5.14
Hong Kong	4.98
South Korea	4.91
China	4.15
India	3.78
Singapore	3.70

57.22%

See Notes to Schedules of Investments.

18	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of July 31, 2013, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

The Motley Fool Funds Trust	19

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

20	The Motley Fool Funds Trust

The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended July 31, 2013.

Independence Fund

Valuation Inputs	Value

Level 1 — Quoted Prices

U.S. Common Stocks	$131,044,162

Foreign Common Stocks	62,968,813

Temporary Cash Investment	25,588,742

Level 2 — Other Significant Observable Inputs

Foreign Common Stocks	73,965,074

Participatory Notes	11,192,243

Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$304,759,034

Great America Fund

Valuation Inputs	Value

Level 1 — Quoted Prices

U.S. Common Stocks	$114,600,864

Temporary Cash Investment	8,233,685

Level 2 — Other Significant Observable Inputs

U.S. Common Stocks	—

Corporate Bond	1,070,000

Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$123,904,549

The Motley Fool Funds Trust	21

Epic Voyage Fund

Valuation Inputs	Value

Level 1 — Quoted Prices

Foreign Common Stocks	$11,655,707

Temporary Cash Investment	1,192,867

Level 2 — Other Significant Observable Inputs

Foreign Common Stocks	15,223,075

Participatory Notes	2,492,365

Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$30,564,014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign

22	The Motley Fool Funds Trust

exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a

The Motley Fool Funds Trust	23

fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

24	The Motley Fool Funds Trust

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended July 31, 2013, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with

The Motley Fool Funds Trust	25

its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of July 31, 2013, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$237,698,506	$67,060,528	$71,297,431	$(4,236,903)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$98,781,502	$25,123,047	$26,663,217	$(1,540,170)

26	The Motley Fool Funds Trust

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$27,027,633	$3,536,381	$4,674,809	$(1,138,428)

4. Recent Accounting Pronouncements:

In December 2011, the FASB issued Accounting Standards Update (“ASU”) “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

5. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

The Motley Fool Funds Trust	27

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Motley Fool Funds Trust

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date    09/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date    09/19/13

By (Signature and Title)*	/s/ Philip J. Biedronski
Philip J. Biedronski, Treasurer
(principal financial officer)

Date    09/19/13

* Print the name and title of each signing officer under his or her signature.